Other incomes by function (Details) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other income by function [Abstract]
Sales of fixed assets		$ 5,084,269	$ 2,464,820	$ 1,641,317
Rental income		315,325	266,335	535,555
Sale of glass		934,863	731,111	1,334,123
Claims recovery		82,896	831,230	761,290
Advance term license	[1]	0	213,400,487	0
Others	[1]	16,167,357	10,761,071	2,445,617
Total		$ 22,584,710	$ 228,455,054	$ 6,717,902

[1]	See Note 1 – General information, letter C).